Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
Purchases of equity securities by the issuer and affiliated purchasers
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On January 20, 2016 we announced our intention to repurchase approximately EUR 1.5 billion of our own shares within the 2016-2017 timeframe. This program included an amount of approximately EUR 500.0 million remaining from the prior share repurchase program, announced January 21, 2015. During the period from January 21, 2016 up to December 22, 2017, we purchased 8,232,115 shares for a total consideration of EUR 900.0 million for cancellation. In light of the acquisition of HMI and the indirect investment in Carl Zeiss SMT GmbH, the share buyback program was paused, and as a result, the 2016–2017 program was not completed for the full amount. Furthermore, 7,736,154 shares were canceled in 2017, of which 2,972,776 shares were repurchased under the 2015 program and 4,763,378 shares were repurchased under the current program. The remainder of the shares bought back under the 2016-2017 program are intended to be canceled in 2018.
The following table provides a summary of shares repurchased by ASML in 2017:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR millions)

January 1 - 31, 2017	—	—	—	1,100.0
February 1 - 28, 2017	—	—	—	1,100.0
March 1 - 31, 2017	—	—	—	1,100.0
April 1 - 30, 2017	—	—	—	1,100.0
May 1 - 31, 2017	—	—	—	1,100.0
June 1 - 30, 2017	—	—	—	1,100.0
July 1 - 19, 2017	—	—	—	1,100.0
July 20 - 31, 2017	237,000	130.80	237,000	1,069.0
August 1 - 31, 2017	460,259	129.06	697,259	1,009.6
September 1 - 30, 2017	573,620	136.15	1,270,879	931.5
October 1 - 31, 2017	497,878	148.83	1,768,757	857.4
November 1 - 30, 2017	1,147,280	153.84	2,916,037	680.9
December 1 - 22, 2017	552,700	146.37	3,468,737	600.0

Total	3,468,737	144.14